Ariston Convertible Securities Fund
Schedule of Investments - June 30, 2001 (Unaudited)

                                                 Principal
CONVERTIBLE BONDS - 56.7%                         Amount                Value
Computer Services/Data Processing - 3.5%
Automatic Data Processing, Inc. 0.00%, 02/20/12  $350,000        $      470,750
                                                                 --------------


Computer Storage Devices - 5.5%
Veritas Software Corp. 1.856%, 08/13/2006         380,000               755,725
                                                                 --------------


Electronic Components - 5.2%
Celestica, Inc., 0.00%, 08/01/2020              1,605,000               714,723
                                                                  --------------


Pharmaceutical Preparations - 7.1%
Elan Finance Corp. Ltd.  0.00%, 12/14/2008      1,100,000               974,875
                                                                  --------------


Printed Circuit Boards - 5.0%
Sanmina Corp. 4.25%, 05/01/2004                   550,000               686,125
                                                                  --------------


Semiconductors & Related Devices - 12.8%
International Rectifier Corp. 4.25%, 07/15/2007 1,000,000               777,030
Nvidia Corp.  4.75%, 10/15/2007                   365,000               451,688
Semtech Corp. 4.50%, 2/01/2007                    525,000               522,989
                                                                  --------------

                                                                      1,751,707
                                                                  --------------

Services Computer Programing Services - 10.1%
BEA Systems, Inc. 4.00%, 12/15/2006 (b)           800,000               974,288
Wind River Systems, Inc. 5.00%, 08/01/2002        446,000               401,957
                                                                  --------------

                                                                      1,376,245
                                                                  --------------

Services - Prepackaged Software  - 5.5%
Siebel Systems Inc. 5.50%, 9/15/2006              350,000               755,125
                                                                  --------------


Telephone & Telegraph Apparatus - 2.0%
Ciena Corp. 3.75%, 2/01/2008                      365,000               276,944

                                                                  --------------

TOTAL CONVERTIBLE BONDS
   (Cost $7,589,114)                                            $     7,762,219
                                                                  --------------

COMMON STOCKS - 41.1%                             Shares                Value

Biological Products - 13.4%
Genzyme Corp. (a)                                  30,047             1,832,867
                                                                  --------------

Computer Storage Devices - 6.9%
EMC Corp. (a)                                      13,838               404,761
Chiron Corp. (a)                                   10,703               545,853
                                                                  --------------

                                                                        950,614
                                                                  --------------

Ariston Convertible Securities Fund
Schedule of Investments - June 30, 2001 (Unaudited)

Common stocks - continued                         Shares                Value

Radio & TV Broadcasting & Communications - 8.2%
Qualcomm, Inc. (a)                                 19,269        $    1,126,851
                                                                  --------------


Semiconductors  & Related Devices - 12.6%
Analog Devices Inc. (a)                            40,000             1,730,000
                                                                  --------------



TOTAL COMMON STOCKS
   (Cost $2,153,326)                                            $     5,640,332
                                                                  --------------



Call Options - 0.2%                              Shares Subject to Call Value
NASDAQ 100 @ 70 Expires 1/19/02                     7,500         $       3,375
NASDAQ 100 @ 70 Expires 1/18/03                     5,500                17,050
                                                                  --------------

TOTAL CALL OPTIONS        (Cost $242,026)                                20,425
                                                                  --------------



Money Market Securities - 1.6%                   Principal
Firstar U.S. Treasury Money Market Fund       $   222,734        $      222,734
                                                                  --------------

  3.43%, (c) (Cost $222,734)


TOTAL INVESTMENTS - 99.6%
   (Cost $10,207,200)                                             $  13,645,710
                                                                  --------------

Other assets less liabilities - 0.4%                                     50,701
                                                                  --------------

TOTAL NET ASSETS - 100.0%                                       $    13,696,411
                                                                  ==============




(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At June 30, 2001 the value of these securities amounted to $1,751,318 or 12.8% of net assets.
(c) Variable rate security; the coupon rate shown represents the rate at June 30, 2001.

Ariston Convertible Securities Fund                        June 30, 2001
Statement of Assets & Liabilities (Unaudited)

Assets
Investment in securities (cost $10,207,200)                $ 13,645,710
Cash                                                              9,608
Interest receivable                                              67,096
Receivable for fund shares sold                                   5,500
                                                           -------------
   Total assets                                              13,727,914

Liabilities
Accrued investment advisory fee                                  24,475
Other accrued liabilities                                         7,028
                                                           -------------
   Total liabilities                                             31,503
                                                           -------------

 Net Assets                                                $ 13,696,411
                                                           =============

Net Assets consist of:
Paid in capital                                              12,253,522
Accumulated net investment loss                                (254,254)
Accumulated net realized loss on investments                 (1,741,367)
Net unrealized appreciation on investments                    3,438,510
                                                           -------------

Net Assets                                                 $ 13,696,411
                                                           =============

Net Asset Value

Net Asset Value,
Offering price and redemption price per share
 ($13,696,411 / 793,814)                                         $17.25
                                                           =============

Ariston Convertible Securities Fund                            Six Months
Statement of Operations (Unaudited)                              Ended
                                                             June 30, 2001
                                                               ----------
Investment Income
Accretion of discount                                        $    64,136
Interest income                                                  151,651
Amortization of premium                                         (295,897)
                                                               ----------

Total Income                                                     (80,110)
                                                               ----------


Expenses
Investment advisory fee                                          173,312
Other Expenses                                                       832
                                                               ----------
Total operating expenses                                         174,144
                                                               ----------
Net Investment Loss                                             (254,254)
                                                               ----------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities              (1,741,367)
Change in net unrealized appreciation (depreciation)
   on investment securities                                    (1,584,293)
                                                               ----------
Net realized and unrealized (loss) on investment securities    (3,325,660)
                                                               ----------

Net decrease in net assets resulting from operations         $ (3,579,914)
                                                               ==========

Ariston Convertible Securities Fund
Statement of Changes in Net Assets


                                                                     Six Months         Year
                                                                       Ended           Ended
                                                                    June 30, 2001    December 31,
                                                                     (Unaudited)        2000
                                                                   --------------   ------------
Increase (Decrease) in Net Assets
Operations
   Net investment loss                                               $ (254,254)    $ (537,319)
   Net realized loss on investment securities                        (1,741,367)      (354,274)
   Change in net unrealized appreciation (depreciation)              (1,584,293)    (3,997,844)
                                                                  --------------   ------------
   Net increase (decrease) in net assets resulting from operations   (3,579,914)    (4,889,437)
Distributions to shareholders
   From net realized gain                                                     0           (172)
                                                                  --------------   ------------
Share Transactions
   Net proceeds from sale of shares                                    1,704,754     22,820,048
   Shares issued in reinvestment of distributions                              0            172
   Shares redeemed                                                   (3,394,386)   (14,924,574)
                                                                  --------------   ------------
Net increase (decrease) in net assets resulting
   from share transactions                                           (1,689,632)     7,895,646
                                                                  --------------   ------------
Total increase (decrease) in net assets                              (5,269,546)     3,006,037

Net Assets
   Beginning of period                                               18,965,957     15,959,920
                                                                  --------------   ------------

   End of period                                                   $ 13,696,411    $ 18,965,957
                                                                  ==============   ============

Shares of Capital Stock in the Fund sold and redeemed:
   Share sold                                                            87,933        863,158
   Shares issued in reinvestment of distributions                             0              7
   Shares repurchased                                                  (184,248)      (611,558)
                                                                  --------------   ------------

Net increase (decrease) from capital share transactions                 (96,315)       251,607
                                                                  --------------   ------------

Ariston Convertible Securities Fund
Financial Highlights

                                               Six Months
                                                 ended
                                             June 30, 2001                                 Years Ended December 31,

                                               (Unaudited)    2000       1999 (a)       1998        1997         1996
                                               ----------   ----------   ----------   ----------  ----------   ----------
                                               ----------   ----------   ----------   ----------  ----------   ----------
Selected Per Share Data
Net asset value, beginning of period             $ 21.31      $ 25.00      $ 15.36      $ 15.08     $ 13.66      $ 13.66
                                               ----------   ----------   ----------   ----------  ----------   ----------
                                               ----------   ----------   ----------   ----------  ----------   ----------
Income from investment operations:
   Net investment  income (loss)                   (0.61)       (0.58)       (0.11)        0.00        0.11         0.11
   Net realized and unrealized gain (loss)
      on investments                               (3.45)       (3.11)       14.49         0.31        1.68         0.55
                                               ----------   ----------   ----------   ----------  ----------   ----------
                                               ----------   ----------   ----------   ----------  ----------   ----------
Total from investment operations                   (4.06)       (3.69)       14.38         0.31        1.79         0.66
                                               ----------   ----------   ----------   ----------  ----------   ----------
                                               ----------   ----------   ----------   ----------  ----------   ----------

Less distributions:
   Distributions from net investment income         0.00         0.00         0.00         0.00       (0.11)       (0.11)
   Distributions from net realized gains            0.00         0.00        (4.74)       (0.03)      (0.26)       (0.55)
                                               ----------   ----------   ----------   ----------  ----------   ----------
                                               ----------   ----------   ----------   ----------  ----------   ----------
Total distributions                                 0.00         0.00        (4.74)       (0.03)      (0.37)       (0.66)
                                               ----------   ----------   ----------   ----------  ----------   ----------
                                               ----------   ----------   ----------   ----------  ----------   ----------
Net asset value, end of period                   $ 17.25      $ 21.31      $ 25.00      $ 15.36     $ 15.08      $ 13.66
                                               ==========   ==========   ==========   ==========  ==========   ==========
                                               ==========   ==========   ==========   ==========  ==========   ==========

Total Return (b)                                 (19.05)%     (14.76)%       94.61%        2.09%      13.16%        4.89%

Ratios and Supplemental Data
Net assets, end of period (000)                   $13,696      $18,966      $15,960      $10,385     $10,345      $11,208
Ratio of expenses to average net assets             2.25% (c)    2.25%        2.10%        2.32%       2.38%        2.39%
Ratio of expenses to average net assets
  before reimbursement                              2.25% (c)    2.28%        2.10%        2.32%       2.38%        2.39%
Ratio of net investment income to
   average net assets                              (3.36)%(c)  (2.30)%      (0.59)%      (0.13)%       0.79%        0.77%
Ratio of net investment income to
   average net assets before reimbursemen          (3.36)%(c)   (2.33)%     (0.59)%      (0.13)%       0.79%        0.77%
Portfolio turnover rate                             19.73%       47.83%      32.89%       27.79%      30.47%       18.45%

(a)  See note 1 of the Notes to the Financial Statements.
(b)  For a period of less than a full year, total return is not annualized.
(c)  Annualized.

Ariston Internet Convertible Fund
Schedule of Investments - June 30, 2001 (Unaudited)
                                            Principal
CONVERTIBLE BONDS - 85.1%                   Amount              Value
Electronic Components - 5.5%
Celestica Inc. 0.00%, 8/01/2020          $   75,000         $    33,398
                                                             -----------

Printed Circuit Boards - 11.6%
Jabil Circuit Inc. 1.75%, 05/15/2021         25,000              26,281
Sanmina Corp. 4.25%, 05/01/2004              20,000              24,950
Solectron Corp. 0.00%, 01/27/2019            40,000              19,650
                                                             -----------

                                                                 70,881
                                                             -----------

Semiconductors & Related Devices Manufacturing - 18.7%
Atmel Corp. 0.00%, 04/21/2018 (b)            30,000              23,025
International Rectifier Corp.:
   4.25%, 7/15/2007                          10,000               7,770
   4.25%, 7/15/2007 (b)                      30,000              23,311
Nvidia Corp. 4.75%, 10/15/2007               25,000              30,938
Semtech Corp. 4.50%, 02/01/2007 (b)          30,000              29,885
                                                             -----------

                                                                114,929
                                                             -----------

Services, Computer Programming Services - 6.9%
BEA Systems, Inc. 4.00%, 12/15/2006 (b)      20,000              24,357
Wind River Systems, Inc. 5.00%, 08/01/2002   20,000              18,025
                                                             -----------

                                                                 42,382
                                                             -----------

Services, Prepackaged Software - 34.6%
i2 Technologies, Inc. 5.25%, 12/15/2006      25,000              22,058
Manugistics Group Inc. 5.00%, 11/01/2007     25,000              22,281
Mercury Interactive Corporation,
   4.75%, 7/01/2007 (b)                      25,000              21,863
Rational Software Corp. 5.00%, 2/01/2007 (b) 25,000              26,667
Peregrine Systems 5.50%, 11/15/2007 (b)      25,000              36,438
Siebel Systems Inc. 5.50%, 9/15/2006         20,000              43,150
Veritas Software Corp. 1.856%, 8/13/2006     20,000              39,775
                                                             -----------

                                                                212,232
                                                             -----------

Telephone & Telegraph Apparatus - 7.8%
Comverse Technology Inc. 1.50%, 12/01/2005 (b30,000              25,160
Ciena Corp. 3.75%, 02/01/2008                30,000              22,763
                                                             -----------

                                                                 47,923
                                                             -----------

TOTAL CONVERTIBLE BONDS
    (Cost $598,652)                                         $   521,745
                                                             -----------


Ariston Internet Convertible Fund
Schedule of Investments - June 30, 2001 (Unaudited)

CONVERTIBLE PREFERRED STOCKS - 2.3%         Shares             Value
Telecommunications
Global Crossing, Ltd., 6.75%             $      125         $    13,978
                                                             -----------
                                                             -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
    (Cost $33,500)                                          $    13,978
                                                             -----------
                                                             -----------


COMMON STOCKS - 7.2%
Computer Equipment / Storage - 3.4%
EMC Corp. (a)                                   714              20,884

Printed Circuit Boards - 3.8%
Park Electrochemical Corp.                      888              23,443
                                                             -----------
                                                             -----------

TOTAL COMMON STOCKS
    (Cost $84,546)                                          $    44,327
                                                             -----------
                                                             -----------

CALL OPTIONS - 1.1%                  Shares Subject to Call    Value
NASDAQ 100 @ 45 Expires 1/18/03               5,000               5,300
NASDAQ 100 @ 70 Expires 1/19/02               4,000                 180
NASDAQ 100 @ 70 Expires 1/18/03               4,000               1,240
                                                             -----------

TOTAL CALL OPTIONS (Cost $21,981)                           $     6,720
                                                             -----------

                                           Principal
                                            Amount             Value
MONEY MARKET SECURITIES - 3.8%
Firstar U.S. Treasury Money Market Fund
   3.43% (c) (Cost $23,337)              $   23,337         $    23,337
                                                             -----------


TOTAL INVESTMENTS - 99.5%
    (Cost $762,016)                                         $   610,107
                                                             -----------

Other assets less liabilities - 0.5%                              3,233
                                                             -----------

TOTAL NET ASSETS - 100.0%                                   $   613,340
                                                             ===========

(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At June 30, 2001, the value of these securities amounted to $210,706 or 34.4% of net assets.
(c) Variable rate security; the coupon rate shown represents the rate at June 30, 2001.

Ariston Internet Convertible Fund                          June 30, 2001
Statement of Assets & Liabilities (Unaudited)


Assets
Investment in securities (cost $762,016)                 $      610,107
Interest receivable                                               5,456
                                                           -------------
   Total assets                                                 615,563

Liabilities
Payable to custodian bank                                         1,109
Accrued investment advisory fee payable                             996
Accrued 12b-1 fees Premier Shares                                   118
                                                           -------------
   Total liabilities                                              2,223
                                                           -------------

 Net Assets                                                   $ 613,340
                                                           =============

Net Assets consist of:
Paid in capital                                                 880,040
Accumulated net investment loss                                 (16,254)
Accumulated net realized loss on investments                    (98,537)
Net unrealized depreciation on investments                     (151,909)
                                                           -------------

Net Assets                                                    $ 613,340
                                                           =============

Net Asset Value

Elite Shares
Net Asset Value and
Offering price and redemption price per share
   ($552,893 / 92,364)                                           $ 5.99
                                                           =============


Premier Shares
Net Asset Value and
Redemption price per share ($60,447 / 10,209)                    $ 5.92
                                                           =============
Maximum offering price per share ($5.92 / 0.96)                  $ 6.17
                                                           =============

Ariston Internet Convertible Fund                          June 30, 2001
Statement of Assets & Liabilities (Unaudited)


Assets
Investment in securities (cost $762,016)                 $      610,107
Interest receivable                                               5,456
                                                           -------------
   Total assets                                                 615,563

Liabilities
Payable to custodian bank                                         1,109
Accrued investment advisory fee payable                             996
Accrued 12b-1 fees Premier Shares                                   118
                                                           -------------
   Total liabilities                                              2,223
                                                           -------------

 Net Assets                                                   $ 613,340
                                                           =============

Net Assets consist of:
Paid in capital                                                 880,040
Accumulated net investment loss                                 (16,254)
Accumulated net realized loss on investments                    (98,537)
Net unrealized depreciation on investments                     (151,909)
                                                           -------------

Net Assets                                                    $ 613,340
                                                           =============

Net Asset Value

Elite Shares
Net Asset Value and
Offering price and redemption price per share
   ($552,893 / 92,364)                                           $ 5.99
                                                           =============


Premier Shares
Net Asset Value and
Redemption price per share ($60,447 / 10,209)                    $ 5.92
                                                           =============
Maximum offering price per share ($5.92 / 0.96)                  $ 6.17
                                                           =============

Ariston Internet Convertible Fund
Statement of Operations (Unaudited)                            Six Months
                                                                  Ended
                                                             June 30, 2001
                                                               ----------
Investment Income
Dividend income                                              $       729
Interest income                                                   10,219
Accretion of discount                                              1,970
Amortization of premium                                          (21,541)
                                                               ----------
Total Income                                                      (8,623)


Expenses
Investment advisory fee                                            7,318
12b-1 fees Premier Shares (see note 3)                               230
Trustee fees (see note 3)                                             84
                                                               ----------
Total operating expenses                                           7,632
                                                               ----------
Net Investment Loss                                              (16,255)
                                                               ----------

Realized & Unrealized Loss
Net realized loss on investment securities                       (98,537)
Change in net unrealized depreciation
   on investment securities                                      (59,974)
                                                               ----------
Net loss on investment securities                               (158,511)
                                                               ----------
                                                               ----------
Net decrease in net assets resulting from operations           $ (174,766)
                                                               ==========

Ariston Internet Convertible Fund
Statement of Changes in Net Assets                        Six Months
                                                             Ended           Period
                                                         June 30, 2001        ended
                                                          (Unaudited)     December 30, 2000 (a)
                                                          -----------     -------------------

Increase (Decrease) in Net Assets
Operations
   Net investment loss                                     $ (16,255)       $ (9,785)
   Net realized loss on investment securities                (98,537)        (71,811)
   Change in net unrealized depreciation                     (59,974)        (91,935)
                                                          -----------     -----------
   Net decrease in net assets resulting from operations     (174,766)       (173,531)
Distributions to shareholders From net investment income:
       Elite Shares                                                0               0
       Premier Shares                                              0               0
   From net realized gain:
       Elite Shares                                                0               0
       Premier Shares                                              0               0
                                                          -----------     -----------
   Total distributions                                             0               0
                                                          -----------     -----------
Share Transactions Net proceeds from sale of shares:
       Elite Shares                                                0         836,112
       Premier Shares                                         44,846          99,286
   Shares issued in reinvestment of distributions:
       Elite Shares                                                0               0
       Premier Shares                                              0               0
   Shares redeemed:
       Elite Shares                                             (767)        (17,840)
       Premier Shares                                              0               0
                                                          -----------     -----------
Net increase in net assets resulting
   from share transactions                                    44,079         917,558
                                                          -----------     -----------
Total increase (decrease) in net assets                     (130,687)        744,027

Net Assets
   Beginning of period                                       744,027               0
                                                          -----------     -----------
   End of period                                           $ 613,340       $ 744,027
                                                          ===========     ===========

Shares of Capital Stock in the Fund sold and redeemed:
Share Transactions - Elite Shares
   Shares sold                                                 6,090          88,468
   Shares repurchased                                           (106)         (2,088)
                                                          -----------     -----------
                                                          -----------     -----------
  Net increase in shares outstanding                           5,984          86,380
                                                          -----------     -----------
Share Transactions - Premier Shares
   Shares sold                                                     0         836,112
   Shares repurchased                                              0         (17,840)

                                                           -----------     -----------
  Net increase in shares outstanding                               0         818,272
                                                           -----------     -----------



(a) May 1, 2000 (commencement of operations) through December 31, 2000

Ariston Internet Convertible Fund
Financial Highlights
Elite Shares                              Six month
                                         period ended
                                         June 30, 2001         Period Ended
                                          (Unaudited)      December 31, 2000 (a)
                                          ----------       -----------------
Selected Per Share Data
Net asset value, beginning of period        $ 7.71                  $ 10.00
                                          ----------               ---------
Income from investment operations:
   Net investment loss                       (0.16)                  (0.13)
   Net realized and unrealized gain (loss)
      on investments                         (1.56)                  (2.16)
                                         ----------               ---------
                                         ----------               ---------
Total from investment operations             (1.72)                  (2.29)
                                         ----------               ---------

Less distributions:
   Distributions from net investment income   0.00                    0.00
   Distributions from net realized gains      0.00                    0.00
                                         ----------               ---------
Total distributions                           0.00                    0.00
                                         ----------               ---------
                                         ----------               ---------
Net asset value, end of period              $ 5.99                  $ 7.71
                                         ==========               =========

Total Return (b)                            (22.31)%                (22.90)%

Ratios and Supplemental Data
Net assets, end of period (000)               $553                    $666
Ratio of expenses to average net assets       2.25% (c)               2.25% (c)
Ratio of net investment income to
   average net assets                         (4.97)(c)               (2.06)(c)
Portfolio turnover rate                       37.51%                  40.64%

(a) May 1, 2000 (commencement of operations) through December 31, 2000.
(b) For a period of less than a full year, the total return is not annualized.
(c) Annualized

Ariston Internet Convertible Fund
Financial Highlights
Premier Shares                         Six month
                                       period ended
                                       June 30, 2001     Period ended
                                       (Unaudited)     December 31, 2000 (a)
                                       ----------      -----------------
Selected Per Share Data
Net asset value, beginning of period        $ 7.65       $ 10.00
                                         ----------      --------
Income from investment operations:
   Net investment loss                       (0.16)        (0.17)
   Net realized and unrealized gain (loss)
      on investments                         (1.57)        (2.18)
                                         ----------      --------
                                         ----------      --------
Total from investment operations             (1.73)        (2.35)
                                         ----------      --------

Less distributions:
   Distributions from net investment income   0.00          0.00
   Distributions from net realized gains      0.00          0.00
                                         ----------      --------
Total distributions                           0.00          0.00
                                         ----------      --------
                                         ----------      --------
Net asset value, end of period              $ 5.92        $ 7.65
                                         ==========      ========

Total Return                                (22.61)(b)    (23.50)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                $60           $78
Ratio of expenses to average net assets       2.95% (c)     2.95% (c)
Ratio of net investment income to
   average net assets                        (4.97%)(c)    (2.65%)(c)
Portfolio turnover rate                       37.51%        40.64%

(a) May 1, 2000 (commencement of operations) through December 31, 2000.
(b) For a period of less than a full year, the total return is not annualized.
(c) Annualized

                                  Ariston Funds
                          Notes to Financial Statements
                            June 30, 2001 (Unaudited)


NOTE 1.  ORGANIZATION

      Ariston Convertible Securities Fund (the "Convertible Securities Fund") and Ariston Internet Convertible Fund (the "Internet Convertible Fund"),
(collectively the "Funds"), were organized as diversified series of the AmeriPrime Funds (the "Trust") on February 24, 1999 and February 29, 2000, respectively. On April 30, 1999, the Convertible Securities Fund acquired the assets and assumed the liabilities of the Lexington Convertible Securities Fund in a tax-free reorganization. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The investment objective of each Fund is total return. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Board has authorized two classes of the Internet Convertible Fund: Elite Shares and Premier Shares. Each Class is subject to different expenses and a different sales charge structure.



NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

      Securities Valuations - Common stocks which are traded on any exchange are valued at the last quoted sale price. Lacking a last sale price, a security is valued at the mean between the last bid and ask price except when, in the Advisor's opinion, the mean price does not accurately reflect the current value of the security. When market quotations are not readily available, when the Advisor determines the mean price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Funds' advisor (the "Advisor"), in conformity with guidelines adopted by and subject to review and oversight of the Board.

      All other securities generally are valued at the mean between the last bid and ask price, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Convertible securities are valued at the greater of the value determined as described in the preceding sentence and the value of the shares of common stock into which the securities are convertible (determined as described in the preceding paragraph). If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


      Federal Income Taxes - Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

      Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a quarterly basis. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.




                                  Ariston Funds
                          Notes to Financial Statements
                      June 30, 2001 (Unaudited) - continued


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

      Securities Transactions & Investment Income - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. During market conditions that cause the underlying common stocks of a convertible security to greatly increase in value, the aggregate amortization of premium can exceed interest income and the aggregate accretion of discount at levels that may cause the Funds to recognize negative income.

      Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital for both the Convertible Securities Fund and the Internet Convertible Fund.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Funds retain Ariston Capital Management Corporation, the Advisor, to manage each Fund's investments. The Advisor was founded in 1977. Richard B. Russell, President and controlling shareholder of the Advisor, is primarily responsible for the day-to-day management of each Fund's portfolio.

      Under the terms of each Fund's management agreement (the "Agreements"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, Rule 12b-1 expenses, and extraordinary expenses. As compensation for its management services and agreement to pay each Fund's expenses, the Convertible Securities Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average value of daily net assets of the Fund, less Rule 12b-1 expenses and fees and expenses of the non-interested person Trustees. The Internet Convertible Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average value of daily net assets of the Fund, less fees and expenses of the non-interested person Trustees. It should be noted that most investment companies pay their own operating expenses directly, while each Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended June 30, 2001, the Advisor received fees of $170,037 from the Convertible Securities Fund. For the six months ended June 30, 2001, the Advisor received fees of $7,318 from the Internet Convertible Fund.

      Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the Convertible Securities Fund permits the Fund to pay directly, or reimburse the Advisor or distributor, for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of the Fund. Expenses of the Convertible Securities Fund were not affected by the 12b-1 Plan because the Advisor has not activated the Plan. The Plan for the Internet Convertible Fund, which relates only to the Premier Shares, permits the Fund to pay directly, or reimburse the Advisor or distributor, for distribution expenses in an amount not to exceed 0.70% of the average daily net assets of the Premier Shares. For the six month period ended June 30, 2001, the Premier Shares of the Internet Convertible Fund paid $230 in 12b-1 expenses incurred by the Fund.

                                  Ariston Funds
                          Notes to Financial Statements
                      June 30, 2001 (Unaudited) - continued


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

      The Funds retain Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage each Fund's business affairs and provide each Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Funds per the Agreements. A Trustee and the officers of the Trust are members of management and /or employees of Unified.

      The Funds retain Unified Financial Securities, Inc. to act as the principal distributor of their shares. There were no payments made to the distributor during the six month period ended June 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

      Convertible Securities Fund. For the six months ended June 30, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $2,800,762 and $6,633,517, respectively. As of June 30, 2001, the gross unrealized appreciation for all securities totaled $4,705,843 and the gross unrealized depreciation for all securities totaled $1,267,333 for a net unrealized appreciation of $3,438,510. The aggregate cost of securities for federal income tax purposes at June 30, 2001 was $10,207,200.

      Internet Convertible Fund. For the six months June 30, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $297,681 and $240,101, respectively. As of June 30, 2001, the gross unrealized appreciation for all securities totaled $28,035 and the gross unrealized depreciation for all securities totaled $179,944 for a net unrealized depreciation of $151,909. The aggregate cost of securities for federal income tax purposes at June 30, 2001 was $762,016.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

      The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of each Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2001, Charles Schwab & Co., Inc. held for the benefit of others, in aggregate, more than 33% of the Convertible Securities Fund. As of June 30, 2001, Ariston Capital Management Corp. beneficially owned, in aggregate, more than 25% of the Internet Convertible Fund Elite Shares. As of June 30, 2001, Investec Ernst & Co. beneficially owned, in aggregate, more than 98% of the Internet Convertible Fund Premier Shares.